Property, Plant and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 92,984	$ 106,271	$ 277,648	$ 317,249	$ 410,314	$ 398,744